Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$286,010.15

Principal:
Principal Collections	$5,694,374.39
Prepayments in Full	$1,783,307.96
Liquidation Proceeds	$63,542.12
Recoveries	$29,658.41
Sub Total	$7,570,882.88
Collections	$7,856,893.03

Purchase Amounts:
Purchase Amounts Related to Principal	$264,568.20
Purchase Amounts Related to Interest	$1,825.16
Sub Total	$266,393.36

Clean-up Call	$65,822,333.06

Reserve Account Draw Amount	$6,819,916.28

Available Funds - Total	$80,765,535.73

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$80,765,535.73
Servicing Fee	$61,398.76	$61,398.76	$0.00	$0.00	$80,704,136.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$80,704,136.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$80,704,136.97
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$80,704,136.97
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$80,704,136.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,704,136.97
Interest - Class B Notes	$27,283.49	$27,283.49	$0.00	$0.00	$80,676,853.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,676,853.48
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$80,634,960.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,634,960.81
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$80,580,127.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$80,580,127.48
Regular Principal Payment	$72,128,204.36	$72,128,204.36	$0.00	$0.00	$8,451,923.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$8,451,923.12
Residual Released to Depositor	$0.00	$8,451,923.12	$0.00	$0.00	$0.00
Total		$80,765,535.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$72,128,204.36
Total					$72,128,204.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$19,488,204.36	$493.62	$27,283.49	$0.69	$19,515,487.85	$494.31
Class C Notes	$26,320,000.00	$1,000.00	$41,892.67	$1.59	$26,361,892.67	$1,001.59
Class D Notes	$26,320,000.00	$1,000.00	$54,833.33	$2.08	$26,374,833.33	$1,002.08
Total	$72,128,204.36	$53.74	$124,009.49	$0.09	$72,252,213.85	$53.83

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$19,488,204.36	0.4936222	$0.00	0.0000000
Class C Notes	$26,320,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$26,320,000.00	1.0000000	$0.00	0.0000000
Total	$72,128,204.36	0.0537368	$0.00	0.0000000

Pool Information
Weighted Average APR	4.660%	4.714%
Weighted Average Remaining Term	16.35	15.75
Number of Receivables Outstanding	12,226	11,375
Pool Balance	$73,678,506.69	$65,822,333.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$72,128,204.36	$64,487,195.01
Pool Factor	0.0540172	0.0482574

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$1,335,138.05
Targeted Overcollateralization Amount	$1,335,138.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,822,333.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$6,819,916.28
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(6,819,916.28)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$50,380.96
(Recoveries)		112	$29,658.41
Net Loss for Current Collection Period			$20,722.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3375%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.1348)%
Second Preceding Collection Period			0.6642%
Preceding Collection Period			0.7470%
Current Collection Period			0.3565%
Four Month Average (Current and Preceding Three Collection Periods)			0.4082%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,230	$9,839,450.77
(Cumulative Recoveries)			$2,226,017.37
Cumulative Net Loss for All Collection Periods			$7,613,433.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5582%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,881.35
Average Net Loss for Receivables that have experienced a Realized Loss			$1,455.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.86%	288	$2,539,823.91
61-90 Days Delinquent	0.33%	23	$219,892.67
91-120 Days Delinquent	0.14%	8	$91,823.88
Over 120 Days Delinquent	0.90%	44	$592,224.56
Total Delinquent Receivables	5.23%	363	$3,443,765.02

Repossession Inventory:
Repossessed in the Current Collection Period		5	$30,710.32
Total Repossessed Inventory		10	$170,654.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6247%
Preceding Collection Period			0.5807%
Current Collection Period			0.6593%
Three Month Average			0.6216%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer